JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 99.4%
Aerospace & Defense — 1.6%
Boeing Co. (The) *	117	22,397
General Dynamics Corp.	49	11,863
Howmet Aerospace, Inc.	81	2,911
Huntington Ingalls Industries, Inc.	9	1,705
L3Harris Technologies, Inc.	42	10,405
Lockheed Martin Corp.	52	22,831
Northrop Grumman Corp.	31	14,005
Raytheon Technologies Corp.	318	31,552
Textron, Inc.	47	3,499
TransDigm Group, Inc. *	11	7,326

		128,494

Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	28	2,988
Expeditors International of Washington, Inc.	36	3,730
FedEx Corp.	52	12,038
United Parcel Service, Inc., Class B	156	33,372

		52,128

Airlines — 0.2%
Alaska Air Group, Inc. *	27	1,559
American Airlines Group, Inc. * (a)	138	2,523
Delta Air Lines, Inc. *	137	5,405
Southwest Airlines Co. *	126	5,789
United Airlines Holdings, Inc. *	69	3,204

		18,480

Auto Components — 0.1%
Aptiv plc *	58	6,910
BorgWarner, Inc.	51	1,991

		8,901

Automobiles — 2.7%
Ford Motor Co.	839	14,195
General Motors Co. *	310	13,563
Tesla, Inc. *	179	192,520

		220,278

Banks — 3.8%
Bank of America Corp.	1,517	62,532
Citigroup, Inc.	423	22,615
Citizens Financial Group, Inc.	91	4,123
Comerica, Inc.	28	2,522
Fifth Third Bancorp	146	6,280
First Republic Bank	38	6,201
Huntington Bancshares, Inc.	307	4,486
JPMorgan Chase & Co. (b)	631	85,976
KeyCorp	198	4,436
M&T Bank Corp.	27	4,656
People’s United Financial, Inc.	91	1,826
PNC Financial Services Group, Inc. (The)	90	16,533
Regions Financial Corp.	201	4,475
Signature Bank	13	3,929
SVB Financial Group *	13	7,014
Truist Financial Corp.	285	16,153
US Bancorp	288	15,318
Wells Fargo & Co.	829	40,187
Zions Bancorp NA	32	2,121

		311,383

Beverages — 1.5%
Brown-Forman Corp., Class B	39	2,614
Coca-Cola Co. (The)	830	51,437
Constellation Brands, Inc., Class A	35	8,078
Molson Coors Beverage Co., Class B (a)	40	2,146
Monster Beverage Corp. *	80	6,406
PepsiCo, Inc.	295	49,418

		120,099

Biotechnology — 1.9%
AbbVie, Inc.	377	61,161
Amgen, Inc.	120	29,068
Biogen, Inc. *	31	6,602
Gilead Sciences, Inc.	268	15,915
Incyte Corp. *	40	3,189
Moderna, Inc. *	75	12,968
Regeneron Pharmaceuticals, Inc. *	23	15,906
Vertex Pharmaceuticals, Inc. *	54	14,179

		158,988

Building Products — 0.4%
Allegion plc	19	2,101
AO Smith Corp.	28	1,792
Carrier Global Corp.	183	8,375
Fortune Brands Home & Security, Inc.	29	2,152
Johnson Controls International plc	150	9,832
Masco Corp.	51	2,611
Trane Technologies plc	50	7,611

		34,474

Capital Markets — 2.9%
Ameriprise Financial, Inc.	24	7,109
Bank of New York Mellon Corp. (The)	158	7,836
BlackRock, Inc.	30	23,253
Cboe Global Markets, Inc.	23	2,604
Charles Schwab Corp. (The)	321	27,050
CME Group, Inc.	77	18,244
FactSet Research Systems, Inc.	8	3,502
Franklin Resources, Inc. (a)	60	1,675
Goldman Sachs Group, Inc. (The)	72	23,914
Intercontinental Exchange, Inc.	120	15,842
Invesco Ltd.	73	1,680
MarketAxess Holdings, Inc.	8	2,761
Moody’s Corp.	35	11,646
Morgan Stanley	303	26,441
MSCI, Inc.	17	8,722
Nasdaq, Inc.	25	4,452
Northern Trust Corp.	44	5,163
Raymond James Financial, Inc.	40	4,383
S&P Global, Inc.	76	31,004
State Street Corp.	78	6,805
T. Rowe Price Group, Inc.	49	7,395

		241,481

Chemicals — 1.7%
Air Products and Chemicals, Inc.	47	11,825
Albemarle Corp.	25	5,521
Celanese Corp.	23	3,294
CF Industries Holdings, Inc.	46	4,717
Corteva, Inc.	155	8,918
Dow, Inc.	157	10,005
DuPont de Nemours, Inc.	109	8,054
Eastman Chemical Co.	28	3,085
Ecolab, Inc.	53	9,394

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
FMC Corp.	27	3,559
International Flavors & Fragrances, Inc.	54	7,134
Linde plc (United Kingdom)	109	34,941
LyondellBasell Industries NV, Class A	56	5,769
Mosaic Co. (The)	79	5,257
PPG Industries, Inc.	51	6,641
Sherwin-Williams Co. (The)	51	12,850

		140,964

Commercial Services & Supplies — 0.4%
Cintas Corp.	19	8,005
Copart, Inc. *	46	5,716
Republic Services, Inc.	45	5,906
Rollins, Inc.	48	1,693
Waste Management, Inc.	82	13,017

		34,337

Communications Equipment — 0.9%
Arista Networks, Inc. *	48	6,653
Cisco Systems, Inc.	900	50,189
F5, Inc. *	13	2,708
Juniper Networks, Inc.	69	2,579
Motorola Solutions, Inc.	36	8,730

		70,859

Construction & Engineering — 0.0% (c)
Quanta Services, Inc.	30	4,002

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	13	5,124
Vulcan Materials Co.	28	5,203

		10,327

Consumer Finance — 0.6%
American Express Co.	131	24,547
Capital One Financial Corp.	88	11,597
Discover Financial Services	61	6,773
Synchrony Financial	111	3,872

		46,789

Containers & Packaging — 0.3%
Amcor plc	323	3,660
Avery Dennison Corp.	18	3,074
Ball Corp.	69	6,221
International Paper Co.	83	3,814
Packaging Corp. of America	20	3,165
Sealed Air Corp.	32	2,117
Westrock Co.	56	2,642

		24,693

Distributors — 0.1%
Genuine Parts Co.	30	3,831
LKQ Corp.	57	2,599
Pool Corp.	9	3,617

		10,047

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B *	391	137,930

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	1,524	36,012
Lumen Technologies, Inc. (a)	197	2,216
Verizon Communications, Inc.	896	45,637

		83,865

Electric Utilities — 1.7%
Alliant Energy Corp.	53	3,338
American Electric Power Co., Inc.	107	10,724
Constellation Energy Corp.	70	3,919
Duke Energy Corp.	164	18,330
Edison International	81	5,683
Entergy Corp.	43	5,008
Evergy, Inc.	49	3,344
Eversource Energy	73	6,471
Exelon Corp.	209	9,956
FirstEnergy Corp.	122	5,580
NextEra Energy, Inc.	419	35,473
NRG Energy, Inc.	52	2,004
Pinnacle West Capital Corp.	24	1,880
PPL Corp.	160	4,576
Southern Co. (The)	226	16,400
Xcel Energy, Inc.	115	8,297

		140,983

Electrical Equipment — 0.5%
AMETEK, Inc.	49	6,575
Eaton Corp. plc	85	12,909
Emerson Electric Co.	127	12,430
Generac Holdings, Inc. *	13	4,002
Rockwell Automation, Inc.	25	6,944

		42,860

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	128	9,631
CDW Corp.	29	5,182
Corning, Inc.	159	5,884
IPG Photonics Corp. *	8	837
Keysight Technologies, Inc. *	39	6,171
TE Connectivity Ltd. (Switzerland)	69	9,101
Teledyne Technologies, Inc. *	10	4,706
Trimble, Inc. *	54	3,864
Zebra Technologies Corp., Class A *	11	4,686

		50,062

Energy Equipment & Services — 0.3%
Baker Hughes Co.	193	7,037
Halliburton Co.	192	7,262
Schlumberger NV	299	12,373

		26,672

Entertainment — 1.4%
Activision Blizzard, Inc.	166	13,319
Electronic Arts, Inc.	60	7,593
Live Nation Entertainment, Inc. *	29	3,391
Netflix, Inc. *	95	35,491
Take-Two Interactive Software, Inc. *	25	3,787
Walt Disney Co. (The) *	389	53,293

		116,874

Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities, Inc.	31	6,251
American Tower Corp.	97	24,416
AvalonBay Communities, Inc.	30	7,408
Boston Properties, Inc.	30	3,907
Crown Castle International Corp.	92	17,027
Digital Realty Trust, Inc.	61	8,588
Duke Realty Corp.	81	4,719
Equinix, Inc.	19	14,251
Equity Residential	73	6,558
Essex Property Trust, Inc.	14	4,811
Extra Space Storage, Inc.	29	5,875
Federal Realty Investment Trust	15	1,843

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Healthpeak Properties, Inc.	115		3,951
Host Hotels & Resorts, Inc.	152		2,961
Iron Mountain, Inc. (a)	62		3,424
Kimco Realty Corp.	132		3,251
Mid-America Apartment Communities, Inc.	25		5,155
Orion Office REIT, Inc.	—	(d)	—	(d)
Prologis, Inc.	158		25,502
Public Storage	33		12,707
Realty Income Corp.	121		8,367
Regency Centers Corp.	33		2,346
SBA Communications Corp.	23		7,988
Simon Property Group, Inc.	70		9,226
UDR, Inc. (a)	64		3,662
Ventas, Inc.	85		5,261
Vornado Realty Trust	34		1,538
Welltower, Inc. (a)	93		8,931
Weyerhaeuser Co.	159		6,044

			215,968

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	95		54,495
Kroger Co. (The)	143		8,192
Sysco Corp.	108		8,842
Walgreens Boots Alliance, Inc.	153		6,846
Walmart, Inc.	302		44,960

			123,335

Food Products — 1.0%
Archer-Daniels-Midland Co.	119		10,778
Campbell Soup Co.	43		1,923
Conagra Brands, Inc.	102		3,437
General Mills, Inc.	129		8,718
Hershey Co. (The)	31		6,722
Hormel Foods Corp. (a)	60		3,103
JM Smucker Co. (The)	23		3,131
Kellogg Co. (a)	55		3,521
Kraft Heinz Co. (The)	152		5,968
Lamb Weston Holdings, Inc.	31		1,856
McCormick & Co., Inc. (Non-Voting)	53		5,319
Mondelez International, Inc., Class A	296		18,602
Tyson Foods, Inc., Class A	62		5,594

			78,672

Gas Utilities — 0.0% (c)
Atmos Energy Corp.	29		3,454

Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	377		44,667
ABIOMED, Inc. *	10		3,218
Align Technology, Inc. *	16		6,823
Baxter International, Inc.	107		8,285
Becton Dickinson and Co.	61		16,166
Boston Scientific Corp. *	304		13,469
Cooper Cos., Inc. (The)	11		4,393
Dentsply Sirona, Inc.	47		2,296
Dexcom, Inc. *	21		10,582
Edwards Lifesciences Corp. *	133		15,685
Hologic, Inc. *	53		4,098
IDEXX Laboratories, Inc. *	18		9,900
Intuitive Surgical, Inc. *	76		23,032
Medtronic plc	287		31,837
ResMed, Inc.	31		7,568
STERIS plc	21		5,166
Stryker Corp.	72		19,156
Teleflex, Inc.	10		3,547
Zimmer Biomet Holdings, Inc.	45		5,702

			235,590

Health Care Providers & Services — 3.0%
AmerisourceBergen Corp.	32		4,972
Anthem, Inc.	52		25,444
Cardinal Health, Inc.	59		3,353
Centene Corp. *	125		10,484
Cigna Corp.	69		16,514
CVS Health Corp.	280		28,349
DaVita, Inc. *	13		1,488
HCA Healthcare, Inc.	51		12,809
Henry Schein, Inc. *	30		2,580
Humana, Inc.	27		11,937
Laboratory Corp. of America Holdings *	20		5,239
McKesson Corp.	32		9,787
Molina Healthcare, Inc. *	12		4,158
Quest Diagnostics, Inc.	25		3,476
UnitedHealth Group, Inc.	201		102,504
Universal Health Services, Inc., Class B	16		2,262

			245,356

Health Care Technology — 0.1%
Cerner Corp.	63		5,875

Hotels, Restaurants & Leisure — 1.9%
Booking Holdings, Inc. *	9		20,579
Caesars Entertainment, Inc. *	46		3,529
Carnival Corp. * (a)	173		3,490
Chipotle Mexican Grill, Inc. *	6		9,499
Darden Restaurants, Inc.	27		3,624
Domino’s Pizza, Inc.	8		3,160
Expedia Group, Inc. *	32		6,273
Hilton Worldwide Holdings, Inc. *	59		9,026
Las Vegas Sands Corp. *	73		2,852
Marriott International, Inc., Class A *	58		10,261
McDonald’s Corp.	159		39,435
MGM Resorts International	80		3,371
Norwegian Cruise Line Holdings Ltd. * (a)	89		1,947
Penn National Gaming, Inc. *	35		1,504
Royal Caribbean Cruises Ltd. *	48		4,009
Starbucks Corp.	245		22,333
Wynn Resorts Ltd. *	22		1,791
Yum! Brands, Inc.	62		7,310

			153,993

Household Durables — 0.3%
DR Horton, Inc.	69		5,128
Garmin Ltd.	32		3,846
Lennar Corp., Class A	56		4,528
Mohawk Industries, Inc. *	12		1,454
Newell Brands, Inc.	81		1,730
NVR, Inc. *	1		3,123
PulteGroup, Inc.	53		2,223
Whirlpool Corp. (a)	13		2,175

			24,207

Household Products — 1.3%
Church & Dwight Co., Inc.	52		5,133
Clorox Co. (The)	26		3,651

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Colgate-Palmolive Co.	180	13,640
Kimberly-Clark Corp.	72	8,852
Procter & Gamble Co. (The)	512	78,167

		109,443

Independent Power and Renewable Electricity Producers — 0.0% (c)
AES Corp. (The)	142	3,661

Industrial Conglomerates — 1.0%
3M Co.	122	18,145
General Electric Co.	235	21,467
Honeywell International, Inc.	146	28,479
Roper Technologies, Inc.	23	10,631

		78,722

Insurance — 2.1%
Aflac, Inc.	128	8,244
Allstate Corp. (The)	60	8,294
American International Group, Inc.	177	11,123
Aon plc, Class A	46	14,928
Arthur J Gallagher & Co.	44	7,767
Assurant, Inc.	12	2,211
Brown & Brown, Inc.	50	3,616
Chubb Ltd.	92	19,664
Cincinnati Financial Corp.	32	4,348
Everest Re Group Ltd.	8	2,532
Globe Life, Inc.	20	1,994
Hartford Financial Services Group, Inc. (The)	71	5,132
Lincoln National Corp.	36	2,323
Loews Corp.	42	2,712
Marsh & McLennan Cos., Inc.	108	18,364
MetLife, Inc.	150	10,524
Principal Financial Group, Inc.	52	3,806
Progressive Corp. (The)	125	14,217
Prudential Financial, Inc.	81	9,533
Travelers Cos., Inc. (The)	51	9,406
Willis Towers Watson plc	26	6,153
WR Berkley Corp.	45	2,977

		169,868

Interactive Media & Services — 5.7%
Alphabet, Inc., Class A *	64	178,521
Alphabet, Inc., Class C *	59	165,563
Match Group, Inc. *	60	6,569
Meta Platforms, Inc., Class A *	493	109,576
Twitter, Inc. *	171	6,602

		466,831

Internet & Direct Marketing Retail — 3.8%
Amazon.com, Inc. *	93	304,446
eBay, Inc.	134	7,650
Etsy, Inc. *	27	3,363

		315,459

IT Services — 4.2%
Accenture plc, Class A	135	45,484
Akamai Technologies, Inc. *	35	4,140
Automatic Data Processing, Inc.	90	20,397
Broadridge Financial Solutions, Inc.	25	3,880
Cognizant Technology Solutions Corp., Class A	112	10,052
DXC Technology Co. *	52	1,702
EPAM Systems, Inc. *	12	3,590
Fidelity National Information Services, Inc.	130	13,050
Fiserv, Inc. *	127	12,859
FleetCor Technologies, Inc. *	17	4,316
Gartner, Inc. *	18	5,221
Global Payments, Inc.	61	8,316
International Business Machines Corp.	191	24,884
Jack Henry & Associates, Inc.	16	3,063
Mastercard, Inc., Class A	184	65,825
Paychex, Inc.	69	9,351
PayPal Holdings, Inc. *	249	28,754
VeriSign, Inc. *	21	4,588
Visa, Inc., Class A	354	78,490

		347,962

Leisure Products — 0.0% (c)
Hasbro, Inc.	28	2,267

Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	64	8,483
Bio-Rad Laboratories, Inc., Class A *	5	2,597
Bio-Techne Corp.	8	3,631
Charles River Laboratories International, Inc. *	11	3,058
Danaher Corp.	136	39,836
Illumina, Inc. *	33	11,655
IQVIA Holdings, Inc. *	41	9,426
Mettler-Toledo International, Inc. *	5	6,735
PerkinElmer, Inc.	27	4,699
Thermo Fisher Scientific, Inc.	84	49,671
Waters Corp. *	13	4,043
West Pharmaceutical Services, Inc.	16	6,493

		150,327

Machinery — 1.5%
Caterpillar, Inc.	115	25,722
Cummins, Inc.	30	6,235
Deere & Co.	60	24,867
Dover Corp.	31	4,821
Fortive Corp.	77	4,663
IDEX Corp.	16	3,111
Illinois Tool Works, Inc.	61	12,764
Ingersoll Rand, Inc.	87	4,380
Nordson Corp.	12	2,623
Otis Worldwide Corp.	91	6,979
PACCAR, Inc.	74	6,528
Parker-Hannifin Corp.	27	7,780
Pentair plc	35	1,914
Snap-on, Inc.	11	2,343
Stanley Black & Decker, Inc.	35	4,864
Westinghouse Air Brake Technologies Corp.	40	3,834
Xylem, Inc.	38	3,281

		126,709

Media — 1.0%
Charter Communications, Inc., Class A *	25	13,875
Comcast Corp., Class A	965	45,200
Discovery, Inc., Class A * (a)	36	902
Discovery, Inc., Class C *	65	1,619
DISH Network Corp., Class A *	53	1,687
Fox Corp., Class A	67	2,659
Fox Corp., Class B	31	1,129

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Interpublic Group of Cos., Inc. (The)	84	2,978
News Corp., Class A	83	1,848
News Corp., Class B	26	582
Omnicom Group, Inc. (a)	45	3,786
Paramount Global, Class B	129	4,896

		81,161

Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	313	15,583
Newmont Corp.	170	13,521
Nucor Corp.	58	8,629

		37,733

Multiline Retail — 0.5%
Dollar General Corp.	49	11,009
Dollar Tree, Inc. *	48	7,688
Target Corp.	102	21,700

		40,397

Multi-Utilities — 0.8%
Ameren Corp.	55	5,155
CenterPoint Energy, Inc.	134	4,112
CMS Energy Corp.	62	4,325
Consolidated Edison, Inc.	75	7,148
Dominion Energy, Inc.	173	14,688
DTE Energy Co.	41	5,467
NiSource, Inc.	84	2,665
Public Service Enterprise Group, Inc.	108	7,554
Sempra Energy	68	11,457
WEC Energy Group, Inc.	67	6,719

		69,290

Oil, Gas & Consumable Fuels — 3.5%
APA Corp.	78	3,204
Chevron Corp.	411	66,987
ConocoPhillips	278	27,791
Coterra Energy, Inc.	174	4,683
Devon Energy Corp.	134	7,945
Diamondback Energy, Inc.	36	4,982
EOG Resources, Inc.	125	14,888
Exxon Mobil Corp.	903	74,619
Hess Corp.	59	6,297
Kinder Morgan, Inc.	416	7,870
Marathon Oil Corp.	166	4,172
Marathon Petroleum Corp.	124	10,565
Occidental Petroleum Corp.	189	10,744
ONEOK, Inc.	95	6,722
Phillips 66	100	8,626
Pioneer Natural Resources Co.	48	12,115
Valero Energy Corp.	87	8,859
Williams Cos., Inc. (The)	259	8,663

		289,732

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	50	13,508

Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	465	33,972
Catalent, Inc. *	38	4,239
Eli Lilly & Co.	169	48,523
Johnson & Johnson	562	99,574
Merck & Co., Inc.	539	44,230
Organon & Co.	54	1,890
Pfizer, Inc.	1,198	62,013
Viatris, Inc.	258	2,808
Zoetis, Inc.	101	19,042

		316,291

Professional Services — 0.3%
Equifax, Inc.	26	6,173
Jacobs Engineering Group, Inc.	28	3,800
Leidos Holdings, Inc.	30	3,235
Nielsen Holdings plc	77	2,086
Robert Half International, Inc.	23	2,668
Verisk Analytics, Inc. (a)	34	7,383

		25,345

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	71	6,537

Road & Rail — 1.0%
CSX Corp.	473	17,727
JB Hunt Transport Services, Inc.	18	3,600
Norfolk Southern Corp.	51	14,595
Old Dominion Freight Line, Inc.	20	5,938
Union Pacific Corp.	136	37,135

		78,995

Semiconductors & Semiconductor Equipment — 6.0%
Advanced Micro Devices, Inc. *	349	38,147
Analog Devices, Inc.	112	18,519
Applied Materials, Inc.	190	24,977
Broadcom, Inc.	88	55,481
Enphase Energy, Inc. *	29	5,768
Intel Corp.	869	43,068
KLA Corp.	32	11,774
Lam Research Corp.	30	16,005
Microchip Technology, Inc.	119	8,916
Micron Technology, Inc.	239	18,614
Monolithic Power Systems, Inc.	9	4,491
NVIDIA Corp.	534	145,578
NXP Semiconductors NV (China) (a)	57	10,504
Qorvo, Inc. *	23	2,872
QUALCOMM, Inc.	241	36,756
Skyworks Solutions, Inc.	35	4,665
SolarEdge Technologies, Inc. *	11	3,613
Teradyne, Inc.	35	4,113
Texas Instruments, Inc.	197	36,163

		490,024

Software — 9.0%
Adobe, Inc. *	101	45,865
ANSYS, Inc. *	19	5,915
Autodesk, Inc. *	47	10,063
Cadence Design Systems, Inc. *	59	9,727
Ceridian HCM Holding, Inc. *	29	1,996
Citrix Systems, Inc.	27	2,686
Fortinet, Inc. *	29	9,897
Intuit, Inc.	60	29,058
Microsoft Corp.	1,600	493,270
NortonLifeLock, Inc.	124	3,293
Oracle Corp.	336	27,817
Paycom Software, Inc. *	10	3,559
PTC, Inc. *	22	2,420
salesforce.com, Inc. *	210	44,632
ServiceNow, Inc. *	43	23,769
Synopsys, Inc. *	33	10,913
Tyler Technologies, Inc. *	9	3,891

		728,771

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Specialty Retail — 1.9%
Advance Auto Parts, Inc.	13	2,754
AutoZone, Inc. *	4	9,004
Bath & Body Works, Inc.	55	2,629
Best Buy Co., Inc. (a)	46	4,200
CarMax, Inc. *	35	3,329
Home Depot, Inc. (The)	223	66,708
Lowe’s Cos., Inc.	144	29,072
O’Reilly Automotive, Inc. *	14	9,849
Ross Stores, Inc.	75	6,821
TJX Cos., Inc. (The)	255	15,422
Tractor Supply Co.	24	5,668
Ulta Beauty, Inc. *	12	4,599

		160,055

Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc.	3,309	577,718
Hewlett Packard Enterprise Co.	276	4,613
HP, Inc.	231	8,387
NetApp, Inc.	47	3,937
Seagate Technology Holdings plc	43	3,864
Western Digital Corp. *	67	3,316

		601,835

Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	272	36,651
PVH Corp.	15	1,144
Ralph Lauren Corp.	10	1,121
Tapestry, Inc.	56	2,093
Under Armour, Inc., Class A *	40	685
Under Armour, Inc., Class C *	46	714
VF Corp.	69	3,917

		46,325

Tobacco — 0.6%
Altria Group, Inc.	389	20,330
Philip Morris International, Inc.	331	31,071

		51,401

Trading Companies & Distributors — 0.2%
Fastenal Co.	123	7,296
United Rentals, Inc. *	15	5,490
WW Grainger, Inc.	9	4,764

		17,550

Water Utilities — 0.1%
American Water Works Co., Inc.	39	6,413

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. *	125	16,082

TOTAL COMMON STOCKS (Cost $3,849,432)		8,171,114

SHORT-TERM INVESTMENTS — 1.6%
INVESTMENT COMPANIES — 1.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.22% (e) (f) (Cost $86,498)	86,498	86,498

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.30% (e) (f)	39,428	39,397
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (e) (f)	5,114	5,114

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $44,507)		44,511

TOTAL SHORT-TERM INVESTMENTS (Cost $131,005)		131,009

Total Investments — 101.0% (Cost $3,980,437)		8,302,123
Liabilities in Excess of Other Assets — (1.0)%		(82,251)

Net Assets — 100.0%		8,219,872

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at March 31, 2022. The total value of securities on loan at March 31, 2022 is $43,016.
(b)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Amount rounds to less than one thousand.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	144	06/2022	USD	32,627	1,970

Abbreviations

USD	United States Dollar

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,302,123	$—	$—	$8,302,123

Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,970	$—	$—	$1,970

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. (a)	$85,747	$19,072	$7,376	$(85)	$(11,382)	$85,976	631	$1,714	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.30% (b) (c)	25,407	402,000	388,000	(16)	6	39,397	39,428	27	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (b) (c)	4,179	341,829	340,894	—	—	5,114	5,114	8	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.22% (b) (c)	26,043	1,838,929	1,778,474	—	—	86,498	86,498	5	—

Total	$141,376	$2,601,830	$2,514,744	$(101)	$(11,376)	$216,985		$1,754	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2022